UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (800) 451-2010

Date of fiscal year end:  May 31
Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.

               CLASSIC SERIES  |  ANNUAL REPORT  |  MAY 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter From the Chairman...............................  1

Manager Overview.......................................  2

Schedules of Investments...............................  6

Statements of Assets and Liabilities................... 24

Statements of Operations............................... 25

Statements of Changes in Net Assets.................... 26

Notes to Financial Statements.......................... 29

Financial Highlights................................... 33

Independent Auditors' Report........................... 36

Additional Information................................. 37

Tax Information........................................ 40

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY
GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 16, 2003

1 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to Shareholders

                               MANAGER OVERVIEW


[PHOTO]

MARTIN R. HANLEY
Vice President and Investment Officer


[PHOTO]
JOSEPH P. DEANE
Vice President and Investment Officer


[PHOTO]
JULIE P. CALLAHAN, CFA
Vice President and Investment Officer

Performance Summary
                Smith Barney Institutional Cash Management Fund
                 Yields as of May 31, 2003 (Class A Shares)/1/

                                         Seven-Day Seven-Day
                                          Current  Effective
                                           Yield     Yield
                                         --------- ---------
                    Cash Portfolio         1.05%     1.06%
                    Government Portfolio   1.01%     1.01%
                    Municipal Portfolio    1.04%     1.04%

In some cases, these numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
--------
/1/The Fund performance includes the effect of certain fee waivers, which may be changed at any time.


2 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

Market and Economic Overview
The domestic economic landscape of the period was dominated by geopolitical events, primarily the build-up prior to the conflict in Iraq, its brief actual combat, and the subsequent transition phase. Continued revelations of questionable business and accounting practices by a number of prominent corporations added to the general air of uncertainty prompting many investors to seek safer havens in money market securities. A tax relief package aimed at providing a stimulus to the economy, including reducing taxes on dividend income as well as long-term capital gains was approved by Congress on May 23, 2003.

Although U.S. gross domestic product ("GDP")/i/ grew slightly in the first quarter of 2003, the threat of war with Iraq created a cloud of uncertainty over the U.S. economy and both corporations and consumers paused from spending. Corporations reluctant to shift from a cost cutting to a spending-and-hiring mode reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated.

By May, Fed officials had begun to express concern over a possible "unwelcome substantial fall in inflation." Although the Fed continued to convey confidence that the economy would improve in the months ahead, it emphasized that the timing was uncertain and concluded that the balance of risks were weighted toward weakness for the foreseeable future. Fed Chairman Alan Greenspan reiterated this view in testimony before the Joint Economic Committee on May 21st, and by the end of the month, the markets had priced a strong probability of an easing move at the next Fed meeting in late June. (The Fed did lower key rates by a further quarter of a percent on June 25th, after the end of the reporting period.)

What Affected the Cash and Government Portfolios
The supply of non-financial commercial paper contracted through 2002. One factor contributing to this reduction was that corporations had less of a need to borrow capital, as many cut back on business investment and capital expenditures, while other firms termed out their debt, issuing longer-term debt securities that reduced their need to issue short-term commercial paper. As this commercial paper supply contracted, yield spreads compressed across various asset classes. Consequently, in the Cash Portfolio, during the period, we increased our exposure to government agencies as yield spreads vis-a-vis CD's narrowed. In the Government Portfolio, during the period, we increased our exposure to U.S. government agency coupon notes, which offered more attractive yields than agency discount notes.


3 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

What Affected the Municipal Portfolio
As the period progressed, declining tax receipts due to weaker local economies continued to reduce municipalities' revenues. Many municipalities attempted to offset the tax shortfall by borrowing heavily through the issuance of new bonds. Uncertain about the economy's prospects, investors voraciously consumed this larger than normal supply.

State tax collections were significantly weaker during the period due to sluggish local economies and the stock market's decline, which reduced the level of state revenues derived from capital gains taxes and personal income taxes. Many states face budget shortfalls and have proposed to address their fiscal situations by using different approaches, such as increasing taxes, cutting government programs and services, or borrowing capital by issuing new debt as an interim solution (or by using a combination of these measures). Given the budgetary challenges facing many states, we focused our attention on municipal obligations backed by school districts and essential service revenue bonds to finance public works, such as water-and-sewer and transportation systems, which are supported directly by the operating revenues of these systems. The Municipal Portfolio continued to maintain a diversified mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand notes.

Yields on the short-term municipal bond yield curve/ii/ have been very compressed lately. Although no one can say for sure where interest rates are headed, considering that interest rates are hovering at historic lows, we reduced the Municipal Portfolio's average maturity to less than 30 days. This shorter maturity may enable us to capture higher yields if interest rates rise.

Thank you for your investment in the Funds of Smith Barney Institutional Cash Management Fund, Inc. We look forward to continuing to help you meet your investment objectives.

4 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

Sincerely,

/s/ Martin R. Hanley
                                    /s/ Joseph P. Deane
Martin R. Hanley                    Joseph P. Deane
Vice President and                  Vice President and
Investment Officer                  Investment Officer


/s/ Julie P. Callahan
Julie P. Callahan, CFA
Vice President and
Investment Officer

June 26, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2003 and are subject to change. Please refer to pages 6 through 21 for a list and percentage breakdown of the Fund's holdings.

--------
 /i/U.S. GDP is a market value of goods and services produced by labor and property in the U.S.
/ii/The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

5 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS                                           MAY 31, 2003


                                     CASH PORTFOLIO
    FACE                                                      ANNUALIZED
   AMOUNT                        SECURITY                       YIELD         VALUE
----------------------------------------------------------------------------------------
CORPORATE NOTES -- 0.5%
$  20,000,000 Tango Finance Corp. matures 3/25/04
              (Cost -- $20,000,000)                             1.31%     $   20,000,000
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 55.9%
   12,515,000 ABSC Capital Corp. matures 7/21/03                 1.27         12,492,925
   25,000,000 AEGON Funding Corp. matures 6/24/03                1.25         24,980,035
   80,000,000 Amstel Funding Corp.
               mature 6/18/03 to 7/14/03                     1.23 to 1.28     79,925,939
   25,000,000 Aquinas Funding LLC matures 6/12/03                1.26         24,990,375
   30,097,000 Asset Portfolio Funding matures 7/10/03            1.24         30,056,570
   21,000,000 Atlantis One Funding matures 6/2/03                1.20         20,999,300
   74,136,000 Atomium Funding Corp.
               mature 6/30/03 to 9/3/03                      1.23 to 1.28     74,011,110
   25,000,000 Bear Stearns Co. matures 6/27/03                   1.29         24,976,889
   60,000,000 Brahms Funding Corp.
               mature 6/4/03 to 6/20/03                      1.33 to 1.35     59,975,567
   55,108,000 Cancara Asset Securitization LLC
               mature 7/15/03 to 7/24/03                     1.23 to 1.25     55,015,010
   15,000,000 CBA Delaware Finance Inc. matures 6/6/03           1.25         14,997,396
   50,000,000 Compass Securitization LLC matures 9/5/03          1.27         49,998,878
   38,781,000 Credit Lyonnais S.A. mature 6/3/03 to 6/6/03   1.25 to 1.26     38,775,668
   65,000,000 Danske Corp. matures 6/25/03                       1.25         64,945,833
   65,000,000 Erasmus Capital Corp. matures 8/6/03               1.24         64,852,692
   30,000,000 Gemini Securitization Corp. matures 6/10/03        1.25         29,990,625
   30,000,000 General Electric Capital Corp. matures 7/17/03     1.22         29,953,233
   40,000,000 Goldman, Sachs & Co. matures 8/28/03               1.23         39,880,711
   40,000,000 Grampian Funding LLC matures 6/20/03               1.20         39,974,667
   86,007,000 Hatteras Funding Corp.
               mature 8/21/03 to 9/2/03                          1.22         85,759,086
   50,000,000 HBOS Treasury Service PLC matures 7/30/03          1.25         49,897,569
   25,000,000 Ivory Funding Corp. matures 6/3/03                 1.24         24,998,278
   57,700,000 Lake Constance Funding LLC
               mature 7/29/03 to 8/20/03                     1.24 to 1.27     57,552,497
   32,000,000 Mica Funding LLC matures 8/6/03                    1.24         31,927,253
  105,000,000 Moat Funding LLC mature 7/8/03 to 8/11/03      1.24 to 1.26    104,820,604
  100,000,000 Morgan Stanley mature 6/25/03 to 7/23/03           1.25         99,868,055
   83,935,000 Ness LLC mature 7/1/03 to 8/11/03              1.23 to 1.24     83,779,304
   60,000,000 Nieuw Amsterdam Receivables Co.
               mature 6/26/03 to 9/10/03                     1.25 to 1.26     59,921,461
   65,000,000 Nyala Funding LLC mature 8/4/03 to 9/15/03     1.22 to 1.24     64,801,356
   51,414,000 Park Granada LLC mature 6/13/03 to 6/26/03     1.32 to 1.35     51,379,168
    8,600,000 Pennine Funding Corp. matures 6/6/03               1.25          8,598,507
   62,407,000 Perry Global Funding LLC
               mature 7/14/03 to 8/5/03                      1.22 to 1.23     62,296,782
   55,240,000 Polonius Inc. mature 7/18/03 to 8/11/03            1.24         55,130,099


                      See Notes to Financial Statements.


6 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                     CASH PORTFOLIO
    FACE                                                      ANNUALIZED
   AMOUNT                        SECURITY                       YIELD         VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 55.9% (continued)
$  47,750,000 Premier Asset Collateralized Entity LLC
               mature 6/16/03 to 7/3/03                         1.25%     $   47,711,701
   80,000,000 San Paolo IMI US Financial Co.
               mature 6/26/03 to 8/6/03                      1.22 to 1.25     79,889,497
   60,000,000 Silver Tower US Funding matures 7/10/03            1.34         59,913,550
   25,000,000 Societe Generale N.A. Inc. matures 7/17/03         1.24         24,960,389
   20,000,000 Stanfield Victoria Funding matures 8/11/03         1.24         19,951,089
   55,000,000 Starbird Funding Corp. mature 8/1/03 to 8/4/03 1.24 to 1.25     54,881,411
   57,754,000 Surrey Funding Corp. mature 6/18/03 to 8/7/03  1.24 to 1.25     57,663,163
   35,000,000 Svenska Handelsbanken matures 7/1/03               1.22         34,964,417
   27,500,000 Tango Finance Corp. mature 6/11/03 to 6/17/03      1.25         27,488,056
  113,508,000 Victory Receivables Corp.
               mature 7/16/03 to 8/20/03                     1.24 to 1.29    113,275,828
   25,000,000 Westpac Capital Corp. matures 8/21/03              1.25         24,930,250
   30,166,000 White Pine Finance LLC matures 10/3/03             1.24         30,038,197
----------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (Cost -- $2,197,190,990)                                     2,197,190,990
----------------------------------------------------------------------------------------
PROMISSORY NOTE -- 1.9%
   75,000,000 Goldman, Sachs & Co. matures 8/25/03
              (Cost -- $75,000,000)                              1.42         75,000,000
----------------------------------------------------------------------------------------
MASTER NOTE -- 2.6%
  102,750,000 Merrill Lynch & Co., Inc., 1.525% VRDO
              (Cost -- $102,750,000)                                         102,750,000
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 3.6%
   50,000,000 CS First Boston Corp. matures 3/8/04               1.32         50,000,000
   50,000,000 Whistlejacket Ltd. matures 1/15/04                 1.37         49,996,877
   40,000,000 White Pine Finance LLC matures 3/10/04             1.29         39,996,786
----------------------------------------------------------------------------------------
              TOTAL MEDIUM-TERM NOTES
              (Cost -- $139,993,663)                                         139,993,663
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.6%
   50,000,000 Bank of America Corp. Charlotte matures 8/7/03     1.20         50,000,000
   20,000,000 Chase Manhattan Bank matures 6/4/03                1.24         20,000,093
   50,000,000 Wachovia Bank N.A. matures 8/13/03                 1.25         50,000,000
  100,000,000 Wells Fargo Bank N.A. mature 6/5/03 to 7/8/03      1.24         99,999,970
----------------------------------------------------------------------------------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost -- $220,000,063)                                         220,000,063
----------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 28.6%
   50,000,000 Alliance & Leicester PLC matures 6/11/03           1.26         50,000,134
  120,000,000 Barclays Bank PLC mature 6/16/03 to 7/28/03    1.25 to 1.26    120,000,307
   70,000,000 BNP Paribas S.A. matures 7/28/03                   1.27         69,999,916


                      See Notes to Financial Statements.


7 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                   CASH PORTFOLIO
    FACE                                                   ANNUALIZED
   AMOUNT                      SECURITY                      YIELD         VALUE
-------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 28.6% (continued)
$ 50,000,000 Canadian Imperial Bank matures 7/17/03           1.25%    $   50,000,000
  30,000,000 Credit Agricole Indosuez NY matures 7/14/03      1.25         29,999,989
  50,000,000 CS First Boston Corp. matures 7/22/03            1.27         50,000,000
  80,000,000 HBOS Treasury Services
              mature 7/9/03 to 9/2/03                     1.20 to 1.22     80,005,561
  25,000,000 KBC Bank NV matures 7/8/03                       1.25         25,000,256
  50,000,000 Kredietbank NV matures 7/3/03                    1.25         50,000,000
  50,000,000 LandesBank Hess matures 8/29/03                  1.27         50,001,221
  50,000,000 National Australia Bank Ltd. matures 6/16/03     1.25         50,016,018
 100,000,000 Societe Generale N.A.
              mature 6/11/03 to 7/10/03                   1.22 to 1.25    100,004,093
 110,000,000 Svenska Handelsbanken
              mature 6/25/03 to 8/18/03                   1.20 to 1.25    110,004,505
 107,500,000 Toronto Dominion mature 6/9/03 to 8/4/03     1.25 to 1.26    107,494,880
 105,000,000 Unicredito Italiano S.p.A.
              mature 7/17/03 to 7/28/03                   1.22 to 1.28    105,007,231
  75,000,000 Westdeutsche Landesbank
              mature 6/16/03 to 8/13/03                   1.23 to 1.30     75,000,000
-------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $1,122,534,111)                                   1,122,534,111
-------------------------------------------------------------------------------------
TIME DEPOSIT -- 1.3%
  50,501,000 Chase Manhattan Bank matures 6/2/03
             (Cost -- $50,501,000)                            1.34         50,501,000
-------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $3,927,969,827*)                                 $3,927,969,827
-------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

 See page 23 for certain security descriptions.


                      See Notes to Financial Statements.


8 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2003

                              GOVERNMENT PORTFOLIO
     FACE                                                      ANNUALIZED
    AMOUNT                  SECURITY                             YIELD                VALUE
 ----------------------------------------------------------------------------------------------
 U.S. AGENCIES AND INSTRUMENTALITIES -- 76.0%
 $ 59,500,000 Federal Farm Credit Bank
               mature 6/18/03 to 8/24/04                     1.19% to 1.25%        $ 59,377,655
  119,888,000 Federal Home Loan Bank
               mature 6/17/03 to 1/6/04                       1.15 to 1.30          119,799,141
  120,305,000 Federal Home Loan Mortgage Corp.
               mature 6/5/03 to 9/30/03                       1.15 to 1.25          120,095,950
  155,550,000 Federal National Mortgage Association
               mature 6/4/03 to 10/1/03                       1.15 to 1.23          155,217,233
 --------------------------------------------------------------------------------------------
              TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
              (Cost -- $454,489,979)                                                454,489,979
 --------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 24.0%
    3,317,000 J.P. Morgan Chase & Co., 1.200% due 6/2/03; Proceeds at maturity --
               $3,317,332; (Fully collateralized by Federal Home Loan Bank,
               0.000% due 7/18/03; Market value -- $3,384,576)                        3,317,000
  140,000,000 Merrill Lynch & Co., Inc., 1.280% due 6/2/03; Proceeds at maturity --
               $140,014,933; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.823% due 10/9/03 to 12/5/11;
               Market value -- $142,800,633)                                        140,000,000
 --------------------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost -- $143,317,000)                                                143,317,000
 --------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $597,806,979*)                                              $597,806,979
 --------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

9 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Alabama -- 2.5%
$ 3,000,000 A-1+      Birmingham AL Airport Authority MSTC
                       Series SGA 47 MBIA-Insured PART 1.27% VRDO                 $    3,000,000
  4,700,000 VMIG 1*   Evergreen AL IDB IDR 1.20% VRDO                                  4,700,000
 32,600,000 A-1+      Jefferson County AL Sewer Revenue Series C-2
                       XLCA-Insured 1.25% VRDO                                        32,600,000
  6,465,000 A-1+      Stevenson AL IDB (Mead Corp. Project) 1.27% VRDO                 6,465,000
------------------------------------------------------------------------------------------------
                                                                                      46,765,000
------------------------------------------------------------------------------------------------
Arizona -- 0.7%
  4,550,000 AAA       Arizona State Transportation Board Maricopa County Regional
                       Area Road Series A AMBAC-Insured 5.60% due 7/1/03               4,564,779
  9,000,000 A-1+      Pima County AZ IDR Lease Purchase 1.35% VRDO                     9,000,000
------------------------------------------------------------------------------------------------
                                                                                      13,564,779
------------------------------------------------------------------------------------------------
Arkansas -- 0.2 %
  3,250,000 A-1       Sheridan AR IDR (Kohler County Project) 1.25% VRDO               3,250,000
------------------------------------------------------------------------------------------------
California -- 0.9%
                      California State RAN:
 10,000,000 SP-2        1.32% due 6/20/03                                             10,000,000
  7,500,000 SP-2        Series G 1.34% due 6/20/03                                     7,500,000
------------------------------------------------------------------------------------------------
                                                                                      17,500,000
------------------------------------------------------------------------------------------------
Colorado -- 1.9%
  4,775,000 A-1       Adams County CO Hospital (Platte Valley Medical
                       Center Project) Series A 1.28% VRDO                             4,775,000
  4,785,000 VMIG 1*   Arapahoe County CO Excelsior Youth Centers Inc.
                       1.25% VRDO                                                      4,785,000
  4,300,000 A-1+      Arvada CO Water FSA-Insured 1.30% VRDO                           4,300,000
 10,000,000 SP-1+     Colorado State TRAN 3.00% due 6/27/03                           10,010,378
  5,000,000 A-1+      Denver West Metropolitan District CO GO Series A
                       1.40% VRDO                                                      5,000,000
  7,200,000 VMIG 1*   Fiddlers Business Improvement District CO Greenwood
                       Village GO 1.26% VRDO                                           7,200,000
------------------------------------------------------------------------------------------------
                                                                                      36,070,378
------------------------------------------------------------------------------------------------
District of Columbia -- 1.3%
     35,000 A-1+      District of Columbia GO Series B FSA-Insured 1.25% VRDO             35,000
                      District of Columbia Revenue:
  2,700,000 A-1+        American Psychology Association 1.25% VRDO                     2,700,000
  8,500,000 A-1+        Henry J. Kaiser Foundation 1.22% VRDO                          8,500,000
  3,715,000 NR+         National Museum of Women Arts 1.30% VRDO                       3,715,000
  9,670,000 A-1         Trinity College 1.29% VRDO                                     9,670,000
------------------------------------------------------------------------------------------------
                                                                                      24,620,000
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 10 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Florida -- 6.9%
$25,800,000 VMIG 1*   Alachua County FL Health Facilities Authority
                       Continuing Care (Oak Hammock University Project)
                       Series A 1.30% VRDO                                      $   25,800,000
 14,075,000 A-1       Broward County FL School Board MSTC Series 9033
                       FSA-Insured PART 1.32% VRDO                                  14,075,000
  9,990,000 A-1       Florida Board of Education MSTC Series 9007 FGIC-Insured
                       PART 1.32% VRDO                                               9,990,000
                      Florida Local Government Commission Pooled Program
                       Series A TECP:
  3,303,000 A-1          1.15% due 6/3/03                                            3,303,000
    482,000 A-1          1.30% due 6/3/03                                              482,000
  7,319,000 A-1          1.05% due 6/11/03                                           7,319,000
  7,480,000 A-1          1.05% due 6/13/03                                           7,480,000
  3,448,000 A-1          1.10% due 9/8/03                                            3,448,000
  2,155,000 A-1          1.10% due 9/9/03                                            2,155,000
  6,020,000 VMIG 1*   Gulf Breeze FL Healthcare Facilities Revenue (Heritage
                       Healthcare Project) 1.39% VRDO                                6,020,000
  3,100,000 A-1+      Highlands County FL Health Facilities Authority Adventist
                       Health System Series A MBIA-Insured 1.20% VRDO                3,100,000
 11,930,000 A-1       Hillsborough FL School District MSTC Series 9032
                       AMBAC-Insured PART 1.32% VRDO                                11,930,000
 10,000,000 A-1       Martin County FL PCR (Florida Power and Light Co.
                       Project) 1.45% VRDO                                          10,000,000
  4,150,000 NR+       Miami-Dade County FL EDA (Memorial College Project)
                       1.20% VRDO                                                    4,150,000
  3,890,000 NR+       Miami-Dade County FL IDA (Gulliver School Project)
                       1.25% VRDO                                                    3,890,000
  5,000,000 MIG 1*    Miami-Dade County FL School District TAN
                       2.75% due 6/26/03                                             5,004,114
  5,000,000 NR+       Orange County FL IDR (Central YMCA Project) Series A
                       1.25% VRDO                                                    5,000,000
  4,755,000 NR+       Palm Beach County FL EFA (Lynn University Project)
                       1.20% VRDO                                                    4,755,000
  3,400,000 VMIG 1*   Volusia County FL MFH Anatole Apartments 1.20% VRDO            3,400,000
----------------------------------------------------------------------------------------------
                                                                                   131,301,114
----------------------------------------------------------------------------------------------
Georgia -- 4.5%
 10,000,000 SP-1+     Atlanta GA Apartment Revenue BAN 2.25% due 10/30/03           10,010,715
 15,685,000 VMIG 1*   Atlanta GA Development Authority (Clark University
                       Project) Series A 1.20% VRDO                                 15,685,000
  2,800,000 A-1       Bibb County GA Development Authority Tattnall Square
                       Academy 1.25% VRDO                                            2,800,000


                      See Notes to Financial Statements.


 11 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003

                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Georgia -- 4.5% (continued)
$ 2,500,000 A-1+      Burke County GA Development Authority Oglethorpe
                       Power and Gas Series 98-A AMBAC-Insured
                       1.15% due 6/2/03 TECP                                     $    2,500,000
  3,675,000 Aa2*      De Kalb County GA Development Authority
                       St. Martins Episcopal School 1.25% VRDO                        3,675,000
  2,000,000 Aa2*      Fulton County GA Development Authority Revenue
                       (Lovett School Project) 1.20% VRDO                             2,000,000
  3,105,000 A-1       Macon-Bibb County GA IDR (I-75 Business Parking and
                       Apartment Project) 1.25% VRDO                                  3,105,000
  1,180,000 A-1+      Metropolitan Atlanta Rapid Transportation Authority Sales
                       Tax Revenue Series PA-528 MBIA-Insured PART
                       1.27% VRDO                                                     1,180,000
                      Municipal Electricity Authority of Georgia Project 1 TECP:
 11,420,000 A-1+        Project 85-A 1.10% due 6/5/03                                11,420,000
  7,000,000 A-1+        Project 85-B 1.15% due 6/9/03                                 7,000,000
  7,500,000 Aa2*      Rabun County GA Development Authority
                       (Rabun Gap-Nacoochee Project) 1.20% VRDO                       7,500,000
 17,000,000 Aa2*      Richmond County GA Hospital Authority
                       (University Health Services Inc. Project) 1.20% VRDO          17,000,000
  2,555,000 A-1       Whitfield County GA Residential Care Facilities for
                       The Elderly Royal Oaks Senior Living Community
                       1.20% VRDO                                                     2,555,000
-----------------------------------------------------------------------------------------------
                                                                                     86,430,715
-----------------------------------------------------------------------------------------------
Hawaii -- 0.4%
  7,900,000 A-1+      City and County of Honolulu HI GO
                       1.05% due 8/7/03 TECP                                          7,900,000
-----------------------------------------------------------------------------------------------
Idaho -- 0.3%
  5,000,000 SP-1+     Idaho State TAN GO 3.00% due 6/30/03                            5,005,354
-----------------------------------------------------------------------------------------------
Illinois -- 11.3%
  6,600,000 VMIG 1*   Bloomington IL Normal Airport Authority GO 1.20% VRDO           6,600,000
                      Chicago IL GO MSTC FGIC-Insured PART:
  8,900,000 A-1         Series 9012 1.32% VRDO                                        8,900,000
  6,400,000 A-1+        Series SGA 99 1.27% VRDO                                      6,400,000
 30,000,000 A-1+      Chicago IL Tax Increment Senior Lien Tax Allocation
                       Series A 1.25% VRDO                                           30,000,000
                      Cook County IL GO:
  8,200,000 A-1+        Capital Improvement Series B 1.25% VRDO                       8,200,000
 19,657,000 A-1+        Munitop Series 1998-14 FGIC-Insured PART
                         1.29% VRDO                                                  19,657,000

                      See Notes to Financial Statements.

 12 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Illinois -- 11.3% (continued)
$ 8,000,000 A-1       Du Page County IL MSTC Series 9010 FSA-Insured PART
                       1.32% VRDO                                                 $    8,000,000
  5,800,000 A-1       Illinois DFA Palos Community Hospital 1.25% VRDO                 5,800,000
                      Illinois Health Facilities Authority:
 11,000,000 A-1+        Franciscan Eldercare Service Series C 1.25% VRDO              11,000,000
  9,500,000 A-1         Little Co. of Mary Hospital 1.29% VRDO                         9,500,000
                        Pekin Memorial Hospital:
  8,800,000 VMIG 1*      Series 97 1.29% VRDO                                          8,800,000
 13,205,000 VMIG 1*      Series B 1.29% VRDO                                          13,205,000
  5,300,000 VMIG 1*      Series C 1.29% VRDO                                           5,300,000
                        Riverside Health Systems:
 14,685,000 VMIG 1*      1.29% VRDO                                                   14,685,000
 15,000,000 A-1          Series B 1.29% VRDO                                          15,000,000
  2,000,000 VMIG 1*     Southern Illinois Healthcare Inc. 1.20% VRDO                   2,000,000
 12,665,000 A-1+        University of Chicago Hospital Project
                         Series C 1.40% VRDO                                          12,665,000
  9,985,000 A-1       Illinois State GO Series PT-378 FGIC-Insured PART
                       1.18% due 8/21/03                                               9,985,000
  4,400,000 A-1       Illinois State Toll Highway Authority MSTC 98-67
                       FSA-Insured PART 1.27% VRDO                                     4,400,000
 15,870,000 A-1       Metropolitan Pier & Exposition Authority IL Dedicated State
                       Tax Revenue MSTC Series 2024 FGIC-Insured PART
                       1.32% VRDO                                                     15,870,000
------------------------------------------------------------------------------------------------
                                                                                     215,967,000
------------------------------------------------------------------------------------------------
Indiana -- 2.3%
  2,500,000 Aa2*      Crawfordsville IN IDR (National Service Industries Inc.
                       Project) 1.25% VRDO                                             2,500,000
  5,000,000 VMIG 1*   Indiana State DFA Educational Facilities Indianapolis
                       Museum of Art 1.20% VRDO                                        5,000,000
  5,000,000 A-1+      Indiana Transportation Finance Authority MSTC Series SGA
                       113 PART 1.35% VRDO                                             5,000,000
  7,000,000 A-1       Marshall County IN EDA (Culver Educational Foundation
                       Project) 1.20% VRDO                                             7,000,000
    870,000 A-1       Richmond IN EDA IDR Beverly Enterprises 1.20% VRDO                 870,000
 18,200,000 A-1+      Vernon IN PCR Solid Waste Disposal (General Electric
                       Project) Series A 1.05% VRDO                                   18,200,000
  4,700,000 VMIG 1*   Warran Township IN School Building Corp. MERLOT
                       Series A52 FGIC-Insured PART 1.27% VRDO                         4,700,000
    600,000 A-1+      Whiting IN Economic Development (Amoco Project
                       Standard Oil Co.) 1.20% VRDO                                      600,000
------------------------------------------------------------------------------------------------
                                                                                      43,870,000
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 13 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                       MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
Iowa -- 1.9%
$16,705,000 A-1+      Iowa Financial Authority Hospital Facilities Iowa Health
                       System Series B AMBAC-Insured 1.25% VRDO                    $   16,705,000
  4,600,000 A-1+      Iowa Higher Education Authority Education Loans Private
                       College MBIA-Insured 1.25% VRDO                                  4,600,000
 10,000,000 SP-1+     Iowa State School Cash Anticipation Program TRAN
                       2.75% due 6/20/03                                               10,005,632
  4,125,000 NR+       Mason City IA IDR (Supervalue Inc. Project) 1.30% VRDO            4,125,000
-------------------------------------------------------------------------------------------------
                                                                                       35,435,632
-------------------------------------------------------------------------------------------------
Kansas -- 1.0%
  6,100,000 A-1+      Kansas State Department of Transportation Series C-2
                       1.12% VRDO                                                       6,100,000
  5,375,000 VMIG 1*   Kansas State DFA Facility Deaconess Long Term Care
                       Series C 1.28% VRDO                                              5,375,000
  7,500,000 A-1+      Lenexa KS Health Care Facilities Lakeview Village Inc.
                       Series B 1.25% VRDO                                              7,500,000
-------------------------------------------------------------------------------------------------
                                                                                       18,975,000
-------------------------------------------------------------------------------------------------
Kentucky -- 3.7%
                      Hancock County KY PCR (Southwire Co. Project):
 21,685,000 Aa2*        Series A 1.45% VRDO                                            21,685,000
  1,000,000 Aa2*        Series B 1.45% VRDO                                             1,000,000
  7,000,000 SP-1      Kentucky Association of Counties Advance Revenue TRAN
                       3.00% due 6/30/03                                                7,007,217
 12,040,000 A-1       Kentucky Rural Water Finance Corp. 1.28% VRDO                    12,040,000
  7,000,000 A-1       Kentucky State Property & Buildings Commission MSTC
                       Series 9027 FSA-Insured PART 1.32% VRDO                          7,000,000
 10,250,000 VMIG 1*   Logan/Todd KY Regional Water Community BAN
                       3.00% due 8/1/03                                                10,272,260
 12,000,000 A-1       Louisville and Jefferson County KY Metropolitan Sewer
                       and Drain System Series B 1.25% VRDO                            12,000,000
-------------------------------------------------------------------------------------------------
                                                                                       71,004,477
-------------------------------------------------------------------------------------------------
Louisiana -- 2.4%
 16,400,000 A-1       Louisiana PFA Christus Health Series B AMBAC-Insured
                       1.14% VRDO                                                      16,400,000
  3,550,000 A-1+      Louisiana State Offshore Terminal Authority Deep Water
                       Port Series B 1.20% VRDO                                         3,550,000
 24,030,000 A-1+      New Orleans LA Aviation Board Series B MBIA-Insured
                       1.23% VRDO                                                      24,030,000
  1,800,000 A-1+      St. Charles Parish LA PCR (Shell Oil Co. Project) 1.20% VRDO      1,800,000
-------------------------------------------------------------------------------------------------
                                                                                       45,780,000
-------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 14 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2003

                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Maine -- 0.6%
$ 8,000,000 SP-1      Maine State GO TAN 2.25% due 6/30/03                    $    8,004,711
  4,000,000 A-1+      Maine State Housing Authority Series E-1
                       1.60% due 7/15/03                                           4,000,000
--------------------------------------------------------------------------------------------
                                                                                  12,004,711
--------------------------------------------------------------------------------------------
Maryland -- 1.2%
 10,368,000 A-1+      Howard County MD MFH Series PT-1021 PART
                       1.25% VRDO                                                 10,368,000
  7,000,000 VMIG 1*   Maryland State EDC College Park LLC Series A
                       1.20% VRDO                                                  7,000,000
  5,000,000 A-1+      Maryland State HEFA John Hopkins University
                       1.10% VRDO                                                  5,000,000
--------------------------------------------------------------------------------------------
                                                                                  22,368,000
--------------------------------------------------------------------------------------------
Massachusetts -- 0.5%
  8,500,000 A-1+      Massachusetts GO Series G 1.18% TECP                         8,500,000
  1,400,000 A-1+      Massachusetts Water Resource Recovery 1.10% TECP             1,400,000
--------------------------------------------------------------------------------------------
                                                                                   9,900,000
--------------------------------------------------------------------------------------------
Michigan -- 3.4%
  4,700,000 VMIG 1*   Detroit MI Downtown Development Authority (Millender
                       Center Project) 1.35% VRDO                                  4,700,000
  5,000,000 VMIG 1*   Detroit MI Sewer MERLOT Series I FGIC-Insured PART
                       1.27% VRDO                                                  5,000,000
                      Michigan State Building Authority:
 20,000,000 A-1         Series 3 1.05% due 8/21/03 TECP                           20,000,000
  9,995,000 VMIG 1*     Series 516 PART 1.71% due 7/12/03                          9,995,000
 15,000,000 A-1+      Michigan State GO Series B 1.05% due 6/3/03 TECP            15,000,000
  4,950,000 A-1       Saline MI EDA (Evangelical Homes Project) 1.20% VRDO         4,950,000
  6,000,000 A-1       Southfield Michigan EDA (Lawrence Technology University
                       Project) 1.20% VRDO                                         6,000,000
--------------------------------------------------------------------------------------------
                                                                                  65,645,000
--------------------------------------------------------------------------------------------
Minnesota -- 0.1%
  2,900,000 A-1       Minneapolis MN Seed Academy Harvest Prep School
                       1.35% VRDO                                                  2,900,000
--------------------------------------------------------------------------------------------
Mississippi -- 0.3%
  5,350,000 Aa2*      Newton MS IDR (La-Z-Boy Chair Co. Project) 1.25% VRDO        5,350,000
--------------------------------------------------------------------------------------------
Missouri -- 0.6%
  6,465,000 VMIG 1*   Missouri State HEFA Deaconess Long Term Care Series B
                       1.28% VRDO                                                  6,465,000
  5,615,000 A-1+      St. Louis County MO IDA Friendship Village South County
                       Series B 1.25% VRDO                                         5,615,000
--------------------------------------------------------------------------------------------
                                                                                  12,080,000
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 15 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003

                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Montana -- 0.2%
$ 3,925,000 A-1+      Montana State Board EDB (Farmers Union Central Project)
                       1.30% VRDO                                               $    3,925,000
----------------------------------------------------------------------------------------------
National -- 2.2%
 34,320,000 VMIG 1*   Clipper Tax-Exempt Trust Certificate Partnership Series A
                       FSA-Insured PART 1.44% VRDO                                  34,320,000
  6,980,000 A-1+      Macon Trust Pooled Certificate Series 98A MBIA-Insured
                       PART 1.39% VRDO                                               6,980,000
    520,000 A-1+      Puttable Floating Option Tax-Exempt Receipts Series P-12
                       AMBAC-Insured PART 1.39% VRDO                                   520,000
----------------------------------------------------------------------------------------------
                                                                                    41,820,000
----------------------------------------------------------------------------------------------
Nebraska -- 1.4%
                      Nebraska Student Loan Nebhelp Series B MBIA-Insured:
 12,305,000 A-1+        1.25% VRDO                                                  12,305,000
 14,000,000 A-1+        1.25% VRDO                                                  14,000,000
----------------------------------------------------------------------------------------------
                                                                                    26,305,000
----------------------------------------------------------------------------------------------
New Hampshire -- 0.3%
  5,200,000 A-1       New Hampshire HEFA New England Inc. Series E
                       1.20% VRDO                                                    5,200,000
----------------------------------------------------------------------------------------------
New Jersey -- 0.8%
 15,000,000 SP-1+     New Jersey State TRAN 3.00% due 6/12/03                       15,006,768
----------------------------------------------------------------------------------------------
New Mexico -- 0.5%
  8,710,000 A-1+      New Mexico Inc. Housing Authority Lease Region III
                       Lease Purchase Program Class A 1.25% VRDO                     8,710,000
----------------------------------------------------------------------------------------------
North Carolina -- 1.7%
    300,000 NR+       Brunswick County NC PCFA (Wood Industries Inc. Project)
                       1.40% VRDO                                                      300,000
  4,350,000 VMIG 1*   Buncombe County NC GO Series B 1.25% VRDO                      4,350,000
  2,115,000 A-1       Haywood NC Regulating Medical Center 1.20% VRDO                2,115,000
  1,520,000 Aaa*      New Hanover County NC COP (New Hanover County
                       Project) AMBAC-Insured 2.00% due 3/1/04                       1,529,453
  7,255,000 NR+       North Carolina Cap Facilities Finance Agency Elon
                       University Series C 1.20% VRDO                                7,255,000
 14,205,000 Aa3*      North Carolina Medical Care Commission (Randolph
                       Hospital Inc. Project) Series 99NC 1.20% VRDO                14,205,000
  3,380,000 A-1+      Winston-Salem NC Water and Sewer System Series C
                       1.20% VRDO                                                    3,380,000
----------------------------------------------------------------------------------------------
                                                                                    33,134,453
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 16 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Ohio -- 2.6%
$ 6,000,000 VMIG 1*   Akron Bath Copley OH Hospital District Health Care
                       Facilities (Sumner Project) 1.20% VRDO                    $    6,000,000
  7,000,000 VMIG 1*   Cincinnati OH Development Authority National
                       Underground Rail Road Series A 1.20% VRDO                      7,000,000
                      Hamilton County OH Hospital Facility:
 12,600,000 VMIG 1*     Children Hospital Medical Center 1.23% VRDO                  12,600,000
  9,375,000 VMIG 1*     Deaconess Long Term Care Series A 1.28% VRDO                  9,375,000
 10,000,000 A-1+      Ohio Higher Education Facilities Case Western University
                       1.05% due 7/9/03 TECP                                         10,000,000
  5,000,000 MIG 1*    Youngstown OH City School District BAN Series 2
                       2.00% due 1/7/04                                               5,025,252
-----------------------------------------------------------------------------------------------
                                                                                     50,000,252
-----------------------------------------------------------------------------------------------
Oklahoma -- 0.9%
 16,900,000 A-1+      Oklahoma Water Reserve Board State Loan Program
                       1.09% due 10/1/03 TECP                                        16,900,000
-----------------------------------------------------------------------------------------------
Oregon -- 0.1%
  2,600,000 VMIG 1*   Oregon State Facilities Authority Lewis and Clark College
                       Series A 1.20% VRDO                                            2,600,000
-----------------------------------------------------------------------------------------------
Pennsylvania -- 8.6%
                      Dauphin County PA General Authority:
  7,305,000 VMIG 1*     Pooled Financing Program Series II AMBAC-Insured
                         1.30% VRDO                                                   7,305,000
 15,200,000 Aaa*        School District MBIA-Insured 1.30% VRDO                      15,200,000
  5,000,000 AAA         Sub-Series XXX AMBAC-Insured 1.30% VRDO                       5,000,000
  2,560,000 VMIG 1*   Erie County PA Hospital Authority (Senior Living Inc.
                       Project) 1.24% VRDO                                            2,560,000
  6,905,000 A-1       Lehigh County PA General Purpose Authority
                       The Good Shepherd Group 1.29% VRDO                             6,905,000
 44,270,000 A-1       New Garden PA General Authority Pooled Financing
                       Program Series I AMBAC-Insured 1.30% VRDO                     44,270,000
  9,230,000 A-1       North Lebanon Township PA Municipal Authority Sewer
                       Revenue FSA-Insured 1.25% VRDO                                 9,230,000
 12,555,000 A-1+      Pennsylvania State Turnpike Commission Series B
                       1.20% VRDO                                                    12,555,000
  3,945,000 NR+       Philadelphia PA Authority IDR (Friends of Mast School Inc.
                       Project) 1.25% VRDO                                            3,945,000
  3,785,000 A-1       Philadelphia PA Hospital & Higher Education Facilities
                       Authority Temple East Inc. Series B 1.20% VRDO                 3,785,000
                      West Cornwall Township PA Municipal Authority
                       FSA-Insured:
 15,175,000 A-1+         Bethlehem School District Project 1.25% VRDO                15,175,000
 38,500,000 A-1+         Pennsylvania General Government Loan Program
                          1.25% VRDO                                                 38,500,000
-----------------------------------------------------------------------------------------------
                                                                                    164,430,000
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 17 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2003

                                   MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                       SECURITY                            VALUE
------------------------------------------------------------------------------------------
Rhode Island -- 0.6%
$ 3,000,000 A-1       Rhode Island Health and Educational Building Corp.
                       Educational Institution Revenue Paul Cuffee School
                       1.20% VRDO                                           $    3,000,000
  7,945,000 A-1       Rhode Island State EDA McCoy Stadium Issue
                       1.25% VRDO                                                7,945,000
------------------------------------------------------------------------------------------
                                                                                10,945,000
------------------------------------------------------------------------------------------
South Carolina -- 0.9%
                      South Carolina Jobs EDA:
  2,750,000 A-1+        Family YMCA Florence Project 1.25% VRDO                  2,750,000
  1,100,000 NR+         Pickens County YMCA Project 1.25% VRDO                   1,100,000
                      South Carolina State HFA MFH:
  4,800,000 A-1+        East Ridge Apartments 1.24% VRDO                         4,800,000
  5,385,000 A-1+        Spartanburg-Oxford LP Series A 1.22% VRDO                5,385,000
  3,000,000 VMIG 1*   South Carolina State Public Service Authority MERLOT
                       Series L MBIA-Insured PART 1.27% VRDO                     3,000,000
------------------------------------------------------------------------------------------
                                                                                17,035,000
------------------------------------------------------------------------------------------
South Dakota -- 1.0%
 11,700,000 A-1+      South Dakota HDA Home Ownership Mortgage Series C-2
                       1.25% VRDO                                               11,700,000
  3,520,000 A-1+      South Dakota State HEFA University of Sioux Falls
                       1.20% VRDO                                                3,520,000
  3,600,000 A1*       Watertown SD IDR (Supervalue Inc. Project) 1.30% VRDO      3,600,000
------------------------------------------------------------------------------------------
                                                                                18,820,000
------------------------------------------------------------------------------------------
Tennessee -- 4.6%
  8,400,000 NR+       Chattanooga TN HEFA (McCallie School Project)
                       1.25% VRDO                                                8,400,000
  1,755,000 VMIG 1*   Clarksville TN PBA 1.20% VRDO                              1,755,000
  4,350,000 Aa2*      Dayton TN IDR (La-Z-Boy Chair Co. Project) 1.25% VRDO      4,350,000
                      Memphis TN GO Series A:
  5,500,000 A-1+        1.10% due 6/12/03 TECP                                   5,500,000
  2,500,000 A-1+        1.26% VRDO                                               2,500,000
                      Metropolitan Government Nashville and
                       Davidson County TN:
  7,000,000 VMIG 1*      GO Munitop Series 1999-01 1.29% VRDO                    7,000,000
  2,250,000 A-1+         HEFA Vanderbilt University Series A
                          1.15% due 1/15/04                                      2,250,000
 15,000,000 VMIG 1*   Montgomery County TN PBA Pooled Financing Tennessee
                       County Loan Pool 1.20% VRDO                              15,000,000
  3,800,000 VMIG 1*   Sevier County TN PBA Local Government Improvement
                       Series B-2 AMBAC-Insured 1.20% VRDO                       3,800,000
 19,000,000 SP-1+     Shelby County TN GO TAN Series A 1.35% VRDO               19,000,000

                      See Notes to Financial Statements.

 18 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2003


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Tennessee -- 4.6% (continued)
$ 9,945,000 NR+       Shelby County TN HEFA MFH Kirby Parkway
                       Apartments 1.20% VRDO                                     $ 9,945,000
  2,200,000 A-1+      Tennessee School Board Authority Series A
                       1.15% due 6/2/03 TECP                                       2,200,000
  5,000,000 A-1+      Tennessee State GO Series A 1.05% due 8/15/03 TECP           5,000,000
--------------------------------------------------------------------------------------------
                                                                                  86,700,000
--------------------------------------------------------------------------------------------
Texas -- 19.3%
                      Austin TX Wastewater PART:
  5,590,000 VMIG 1*     MSTC Series 9009 FSA-Insured 1.32% VRDO                    5,590,000
    730,000 VMIG 1*     Munitop Series 2000-10 1.29% VRDO                            730,000
 13,000,000 VMIG 1*   Barbers Hill TX ISD GO Munitop Series 1998-24 PSFG PART
                       1.29% VRDO                                                 13,000,000
 22,300,000 SP-1+     Brazos TX Harbor IDC (BASF Corp. Project) 1.30% VRDO        22,300,000
  6,900,000 A-1+      Dallas-Fort Worth TX Airport MSTC Series SGA 46
                       MBIA-Insured PART 1.30% VRDO                                6,900,000
  4,700,000 A-1+      Denton TX ISD GO Series B PSFG 1.55% due 8/15/03             4,700,000
  1,000,000 A-1+      Fort Worth TX GO 1.05% due 6/6/03 TECP                       1,000,000
  5,000,000 A-1+      Garland TX GO Series 2002 1.10% TECP                         5,000,000
    300,000 A-1+      Grand Prairie TX HFC MFH Lincoln Property Co.
                       1.20% VRDO                                                    300,000
                      Grand Prairie TX ISD GO PSFG:
  4,565,000 A-1+        1.60% due 8/1/03                                           4,565,000
  9,990,000 VMIG 1*     Munitop Series 2000-20 PART 1.80% due 10/29/03             9,990,000
  3,280,000 Aa1*      Gulf Coast Waste Disposal Authority TX PCR BP Amoco Oil
                       1.25% due 7/15/03                                           3,280,590
                      Harris County TX Flood Control District TECP:
  4,480,000 P-1         1.05% due 6/9/03                                           4,480,000
  6,655,000 P-1         1.10% due 9/2/03                                           6,655,000
  4,615,000 P-1         1.10% due 9/3/03                                           4,615,000
                      Harris County TX GO Series D TECP:
  4,350,000 P-1         1.20% due 6/6/03                                           4,350,000
  5,400,000 P-1         1.05% due 6/13/03                                          5,400,000
  6,300,000 A-1+      Harris County TX Sports Authority Special Revenue Jr. Lien
                       Series C MBIA-Insured 1.20% VRDO                            6,300,000
  9,225,000 A-1+      Hockley County TX IDC (BP Amoco Project)
                       1.10% due 9/1/03                                            9,225,000
                      Houston TX GO TECP:
                        Series A:
 10,000,000 A-1+         1.15% due 6/15/03                                        10,000,000
  5,000,000 A-1+         1.10% due 6/16/03                                         5,000,000
  5,000,000 A-1+         1.20% due 6/16/03                                         5,000,000


                      See Notes to Financial Statements.


 19 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2003


                                   MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                       SECURITY                            VALUE
------------------------------------------------------------------------------------------
Texas -- 19.3% (continued)
$ 9,500,000 A-1+        Series C 1.15% due 6/6/03                           $    9,500,000
  5,000,000 A-1+        Series D 1.20% due 6/16/03                               5,000,000
  5,000,000 VMIG 1*   Houston TX ISD GO Munitop Series 2000-11 PSFG PART
                       1.29% VRDO                                                5,000,000
                      Houston TX Water and Sewer Systems:
  7,995,000 A-1+        MERLOT Series 128 MBIA-Insured 1.27% VRDO                7,995,000
  7,000,000 A-1+        MSTC Series SGA 73 FGIC-Insured 1.27% VRDO               7,000,000
  5,500,000 NR+       Lower Colorado River Authority TX Transmission
                       Service Corp. 1.08% due 10/1/03 TECP                      5,500,000
  3,400,000 NR+       McAllen TX Health Facilities Development Corp.
                       McAllen Associates 1.40% VRDO                             3,400,000
  5,000,000 A-1+      North Central TX Health Facilities Methodist Hospital
                       Series 98 1.05% due 7/16/03 TECP                          5,000,000
 10,000,000 A-1       North Texas Tollway Series A 1.05% due 6/11/03 TECP       10,000,000
 10,130,000 A-1+      Pflugerville TX ISD Series 565 PSFG PART 1.25% VRDO       10,130,000
                      Plano TX ISD GO PSFG:
  9,405,000 A-1+        1.13% due 11/20/03                                       9,405,000
 19,700,000 A-1+        MSTC Series SGA 128 PART 1.27% VRDO                     19,700,000
                      San Antonio TX Electric and Gas Revenue:
  8,990,000 A-1         MSTC Series 9005 FSA-Insured PART 1.32% VRDO             8,990,000
  3,890,000 Aa1*        Series A 5.00% due 2/1/04                                3,990,761
 10,500,000 A-1+      San Antonio TX Water System Series A
                       1.05% due 6/10/03 TECP                                   10,500,000
 17,440,000 A-1+      Texas Municipal Gas Corp. Gas Reservoir Revenue
                       Senior Lien 1.20% VRDO                                   17,440,000
  5,000,000 A-1+      Texas Municipal Power Series 2001
                       1.12% due 6/2/03 TECP                                     5,000,000
 35,000,000 SP-1+     Texas State TRAN 2.75% due 8/29/03                        35,113,835
 40,000,000 VMIG 1*   Tyler TX Health Facilities Development Corp.
                       Mother Frances Hospital Series B 1.29% VRDO              40,000,000
  3,000,000 A-1+      University North Texas University Revenue MSTC
                       Series SGA 146 FSA-Insured PART 1.15% VRDO                3,000,000
  5,000,000 A-1+      University of Texas Flexible Notes Series A
                       1.15% due 6/2/03 TECP                                     5,000,000
  3,265,000 A-1+      Yoakum County TX IDC PCR (BP Amoco Project)
                       1.10% due 11/1/03                                         3,265,000
------------------------------------------------------------------------------------------
                                                                               368,310,186
------------------------------------------------------------------------------------------
Utah -- 2.3%
 10,000,000 A-1       Intermountain Power Agency UT Series B2
                       1.10% due 7/2/03 TECP                                    10,000,000


                      See Notes to Financial Statements.



 20 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2003

                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE
-------------------------------------------------------------------------------------------
Utah -- 2.3% (continued)
$ 5,390,000 A-1       Utah County UT (Heritage School Project) Series A
                       1.25% VRDO                                            $    5,390,000
                      Weber County UT Hospital Revenue IHC Health Services:
 12,500,000 A-1+        Series A 1.20% VRDO                                      12,500,000
 15,400,000 A-1+        Series C 1.18% VRDO                                      15,400,000
-------------------------------------------------------------------------------------------
                                                                                 43,290,000
-------------------------------------------------------------------------------------------
Virginia -- 0.7%
 10,000,000 A-1       Alexandria VA IDR Institute for Defense Series B
                       AMBAC-Insured 1.29% VRDO                                  10,000,000
  3,000,000 VMIG 1*   Norfolk VA Redevelopment and Housing Authority Revenue
                       (Old Dominion University Project) 1.20% VRDO               3,000,000
-------------------------------------------------------------------------------------------
                                                                                 13,000,000
-------------------------------------------------------------------------------------------
Washington -- 0.2%
  3,180,000 VMIG 1*   Central Puget Sound WA Regional Transit Authority
                       Series 360 FGIC-Insured PART 1.32% VRDO                    3,180,000
    900,000 VMIG 1*   Washington State HFA National Health Care Research
                       and Education 1.20% VRDO                                     900,000
-------------------------------------------------------------------------------------------
                                                                                  4,080,000
-------------------------------------------------------------------------------------------
Wisconsin -- 2.2%
                      Wisconsin Center District Tax Revenue:
  9,700,000 A-1         MSTC Series 1999-70 FSA-Insured PART 1.27% VRDO           9,700,000
 10,000,000 VMIG 1*     Series A 1.25% VRDO                                      10,000,000
                      Wisconsin State HEFA:
  4,200,000 A-1+        Northland College 1.20% VRDO                              4,200,000
  8,600,000 A-1         Prohealth Inc. Series B AMBAC-Insured 1.35% VRDO          8,600,000
  9,200,000 A-1         Wheaton Franciscan Services 1.21% VRDO                    9,200,000
-------------------------------------------------------------------------------------------
                                                                                 41,700,000
-------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $1,905,598,819**)                             $1,905,598,819
-------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
 + Security has not been rated by either Standard & Poors or Moody's. However, the Manager has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 22 and 23 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

 21 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

     AAA -- Bonds rated "AAA" have the highest rating assigned by
            Standard & Poor's. Capacity to pay interest and repay
            principal is extremely strong.
     AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
     A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
            conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay-
       ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
       "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

NR  -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

    SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
    SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.
    A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO'') rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess
              over- whelming safety characteristics are denoted with a plus
              (+) sign.
    VMIG 1 -- Moody's highest rating for issues having a demand feature --
              VRDO.
    MIG 1  -- Moody's highest rating for short-term municipal obligations.
    P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
    F-1    -- Fitch's highest rating indicating that the degree of safety regarding timely payment is etiher overwhelming or very
              strong; those issues determined to posses overwhelming safety characteristics are denoted with a (+) sign.

 22 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 SECURITY DESCRIPTIONS (UNAUDITED)

AMBAC --AMBAC Indemnity Corporation
BAN   --Bond Anticipation Notes
DFA   --Development Finance Authority
EDA   --Economic Development Authority
EDB   --Economic Development Board
EDC   --Economic Development Corporation
EFA   --Educational Facilities Authority
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Company
FHLMC --Federal Home Loan Mortgage Corporation
FNMA  --Federal National Mortgage Association
FRTC  --Floating Rate Trust Certificates
FSA   --Federal Security Assurance
GO    --General Obligation
HDA   --Housing Development Authority
HEFA  --Health and Educational Facilities Authority
HEHF  --Health Education and Housing Facilities
HFA   --Housing Finance Authority
HFD   --Housing Finance and Development
IDA   --Industrial Development Authority
IDB   --Industrial Development Board
IDC   --Industrial Development Corporation
IDR   --Industrial Development Revenue

ISD    --Independent School District
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Security Trust Certificate
MTA    --Metropolitan Transportation Authority
PART   --Partnership Structure
PBA    --Public Building Authority
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PSFG   --Permanent School Fund Guaranteed
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority
VRDO   --Variable-Rate Demand Obligation
XLCA   --XL Capital Assurance Inc.


 23 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 2003

                                             Cash        Government    Municipal
                                           Portfolio     Portfolio     Portfolio
-----------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost         $3,927,969,827 $597,806,979 $1,905,598,819
  Cash                                          450,041          666        152,936
  Receivable for Fund shares sold            56,377,126   30,988,432     36,942,254
  Interest receivable                         4,588,724      521,223      5,668,614
  Other receivables                              71,563       37,419         56,006
----------------------------------------------------------------------------------
  Total Assets                            3,989,457,281  629,354,719  1,948,418,629
----------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased          19,799,465    1,929,513     15,513,471
  Management fees payable                       700,182       17,775        342,291
  Dividends payable                              80,300       17,572         38,767
  Accrued expenses                              219,413       86,052        155,198
----------------------------------------------------------------------------------
  Total Liabilities                          20,799,360    2,050,912     16,049,727
----------------------------------------------------------------------------------
Total Net Assets                         $3,968,657,921 $627,303,807 $1,932,368,902
----------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Fund; par value
   $0.00001 per share)                   $       39,686 $      6,273 $       19,322
  Capital paid in excess of par value     3,968,569,340  627,294,935  1,932,349,580
  Undistributed net investment income            48,895        2,599             --
----------------------------------------------------------------------------------
Total Net Assets                         $3,968,657,921 $627,303,807 $1,932,368,902
----------------------------------------------------------------------------------
Shares Outstanding                        3,968,609,026  627,301,208  1,932,173,170
----------------------------------------------------------------------------------
Net Asset Value                                   $1.00        $1.00          $1.00
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 24 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 2003

                                           Cash      Government   Municipal
                                         Portfolio   Portfolio    Portfolio
-----------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                              $64,513,074  $8,149,238  $21,529,595
----------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)               10,656,087   1,437,724    4,186,601
  Shareholder servicing fees                451,392      93,389      291,182
  Custody                                   124,106      38,172       84,872
  Registration fees                         105,675     239,243      307,831
  Audit and legal                            43,588      37,192       30,769
  Shareholder communications                 35,859       2,383        7,932
  Directors' fees                            24,120      11,115       12,894
  Other                                      47,006      26,356       42,593
----------------------------------------------------------------------------
  Total Expenses                         11,487,833   1,885,574    4,964,674
  Less: Management fee waiver (Note 2)   (2,410,901)   (660,968)  (1,398,548)
----------------------------------------------------------------------------
  Net Expenses                            9,076,932   1,224,606    3,566,126
----------------------------------------------------------------------------
Net Investment Income                    55,436,142   6,924,632   17,963,469
----------------------------------------------------------------------------
Net Realized Gain From
 Investment Transactions                     49,445       8,648       41,871
----------------------------------------------------------------------------
Increase in Net Assets From Operations  $55,485,587  $6,933,280  $18,005,340
----------------------------------------------------------------------------

                      See Notes to Financial Statements.

 25 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended May 31,

Cash Portfolio                                                          2003              2002
-----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     55,436,142  $    117,594,135
  Net realized gain                                                         49,445            49,261
----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                55,485,587       117,643,396
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                                (55,387,247)     (117,594,135)
  Net realized gains                                                       (49,445)          (49,261)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (55,436,692)     (117,643,396)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  12,467,829,101    18,473,278,332
  Net asset value of shares issued for reinvestment of dividends        57,827,174       121,960,560
  Cost of shares reacquired                                        (12,149,781,686)  (20,119,887,174)
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                             375,874,589    (1,524,648,282)
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                      375,923,484    (1,524,648,282)
NET ASSETS:
  Beginning of year                                                  3,592,734,437     5,117,382,719
----------------------------------------------------------------------------------------------------
  End of year*                                                    $  3,968,657,921  $  3,592,734,437
----------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                         $48,895                --
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 26 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

                                                    For the Years Ended May 31,

Government Portfolio                                                    2003             2002
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     6,924,632  $    11,157,894
  Net realized gain                                                         8,648           14,324
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                6,933,280       11,172,218
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                                (6,922,033)     (11,157,894)
  Net realized gains                                                       (8,648)         (14,324)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (6,930,681)     (11,172,218)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  2,920,358,428    2,436,984,795
  Net asset value of shares issued for reinvestment of dividends        7,555,085       11,009,570
  Cost of shares reacquired                                        (2,864,318,933)  (2,251,424,509)
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                  63,594,580      196,569,856
--------------------------------------------------------------------------------------------------
Increase in Net Assets                                                 63,597,179      196,569,856
NET ASSETS:
  Beginning of year                                                   563,706,628      367,136,772
--------------------------------------------------------------------------------------------------
  End of year*                                                    $   627,303,807  $   563,706,628
--------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                         $2,599               --
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 27 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

                                                    For the Years Ended May 31,

Municipal Portfolio                                        2003             2002
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $    17,963,469  $    19,644,888
 Net realized gain                                            41,871          156,736
--------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                   18,005,340       19,801,624
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                   (17,963,469)     (19,646,384)
--------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                          (17,963,469)     (19,646,384)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      5,025,850,110    3,649,415,868
 Net asset value of shares issued for reinvestment
   of dividends                                           18,718,696       19,487,896
 Cost of shares reacquired                            (4,546,680,490)  (3,142,434,827)
--------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions     497,888,316      526,468,937
--------------------------------------------------------------------------------------
Increase in Net Assets                                   497,930,187      526,624,177
NET ASSETS:
 Beginning of year                                     1,434,438,715      907,814,538
--------------------------------------------------------------------------------------
 End of year                                         $ 1,932,368,902  $ 1,434,438,715
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 28 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Series consists of three separate investment funds ("Funds"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Funds are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2003, reclassifications were made to the capital accounts of the Cash, Government and Municipal Portfolios to reflect permanent book/tax differences and income and tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $29,346 was reclassified to paid-in capital for the Municipal Portfolio. Net investment income, net realized gains and net assets were not affected by these changes; (f) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

 29 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. As compensation for its services, each Fund pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Fund. This fee is calculated daily and paid monthly.

For the year ended May 31, 2003, SBFM waived management fees of $2,410,901, $660,968 and $1,398,548 for the Cash, Government and Municipal Portfolios, respectively.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended May 31, 2003, the Cash, Government and Municipal Portfolios paid transfer agent fees of $691,976, $94,178 and $271,488, respectively, to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. In addition, CGM and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Shareholder Services Plan and related Servicing Agreement, each Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of the Class B shares. For the year ended May 31, 2003, there were no service fees incurred.

All officers and one Director of the Series are employees of Citigroup or its affiliates.

 30 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Fund's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Repurchase Agreements

Each Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At May 31, 2003, the Cash and Municipal Portfolios did not have any repurchase agreements outstanding.

5. Capital Shares

At May 31, 2003, the Series had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Series has the ability to issue multiple classes of shares within the Funds. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


 31 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

Transactions in shares of each class were as follows:

                                                 Year Ended       Year Ended
                                                May 31, 2003     May 31, 2002
-------------------------------------------------------------------------------
Cash Portfolio
Shares sold                                    12,467,829,101   18,473,278,332
Shares issued on reinvestment                      57,827,174      121,960,560
Shares reacquired                             (12,149,781,686) (20,119,880,852)
------------------------------------------------------------------------------
Net Increase (Decrease)                           375,874,589   (1,524,641,960)
------------------------------------------------------------------------------
Government Portfolio
Shares sold                                     2,920,358,428    2,436,984,795
Shares issued on reinvestment                       7,555,085       11,009,570
Shares reacquired                              (2,864,318,933)  (2,251,420,445)
------------------------------------------------------------------------------
Net Increase                                       63,594,580      196,573,920
------------------------------------------------------------------------------
Municipal Portfolio
Shares sold                                     5,025,850,110    3,649,415,868
Shares issued on reinvestment                      18,718,696       19,487,896
Shares reacquired                              (4,546,680,490)  (3,142,434,127)
------------------------------------------------------------------------------
Net Increase                                      497,888,316      526,469,637
------------------------------------------------------------------------------

6. Income Tax Information and Distributions to Shareholders

At May 31, 2003, the tax basis components of distributable earnings were:

                                                    Cash     Government  Municipal
                                                  Portfolio  Portfolio   Portfolio
-----------------------------------------------------------------------------------
Undistributed ordinary income                       $135,517    $24,235          --
----------------------------------------------------------------------------------
Undistributed tax-exempt income                           --         --     $43,169
----------------------------------------------------------------------------------

The tax character of distributions paid during the year ended May 31, 2003 were:
                                                    Cash     Government  Municipal
                                                  Portfolio  Portfolio   Portfolio
-----------------------------------------------------------------------------------
Ordinary income                                  $55,436,692 $6,930,681          --
Tax-exempt income                                         --         -- $17,963,469
----------------------------------------------------------------------------------
Total                                            $55,436,692 $6,930,681 $17,963,469
----------------------------------------------------------------------------------

 32 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                             Class A Shares
                                              -------------------------------------------
Cash Portfolio                                  2003     2002     2001    2000/(1)/    1999
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year             $1.00    $1.00    $1.00     $1.00      $1.00
------------------------------------------------------------------------------------------
 Net investment income/(2)/                    0.014    0.026    0.060     0.055      0.051
 Distributions from net investment income     (0.014)  (0.026)  (0.060)   (0.055)    (0.051)
 Distributions from net realized gains        (0.000)* (0.000)* (0.000)*  (0.000)*   (0.000)*
------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00    $1.00    $1.00     $1.00      $1.00
------------------------------------------------------------------------------------------
Total Return/(3)/                               1.42%    2.59%    6.13%     5.60%      5.23%
------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $3,969   $3,593   $5,117    $1,918     $1,057
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(2)(4)/                               0.23%    0.23%    0.23%     0.23%      0.23%
 Net investment income                          1.40     2.53     5.85      5.56       5.07
------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the Fund for the five years ended May 31, 2003. If the manager had not agreed to the fee waivers, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                  Per Share Decreases to              Expense Ratios
                  Net Investment Income             Without Fee Waivers
            ---------------------------------- ----------------------------
             2003   2002   2001   2000   1999  2003  2002  2001  2000  1999
            ------ ------ ------ ------ ------ ----  ----  ----  ----  ----
    Class A $0.001 $0.001 $0.001 $0.001 $0.001 0.29% 0.31% 0.33% 0.29% 0.31%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 * Amount represents less than $0.001 per share.




 33 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                          Class A Shares
                                            ------------------------------------------
Government Portfolio                          2003     2002     2001   2000/(1)/  1999
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00    $1.00    $1.00     $1.00    $1.00
--------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.013    0.024    0.058     0.053    0.049
  Distributions from net investment income  (0.013)  (0.024)  (0.058)   (0.053)  (0.049)
  Distributions from net realized gains     (0.000)* (0.000)* (0.000)*      --       --
--------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00    $1.00    $1.00     $1.00    $1.00
--------------------------------------------------------------------------------------
Total Return/(3)/                             1.31%    2.42%    5.96%     5.41%    5.05%
--------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $627     $564     $367      $134     $146
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                            0.23%    0.23%    0.23%     0.23%    0.23%
  Net investment income                       1.30     2.18     5.65      5.26     4.86
--------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the Fund for the five years ended May 31, 2003. If the manager had not agreed to the fee waivers, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                  Per Share Decreases to              Expense Ratios
                  Net Investment Income             Without Fee Waivers
            ---------------------------------- ----------------------------
             2003   2002   2001   2000   1999  2003  2002  2001  2000  1999
            ------ ------ ------ ------ ------ ----  ----  ----  ----  ----
    Class A $0.001 $0.001 $0.002 $0.001 $0.002 0.35% 0.32% 0.38% 0.32% 0.42%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 * Amount represents less than $0.001 per share.



 34 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                         Class A Shares
                                            ----------------------------------------
Municipal Portfolio                          2003    2002    2001    2000/(1)/   1999
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00   $1.00   $1.00    $1.00      $1.00
------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.012   0.019   0.038    0.034      0.031
  Distributions from net investment income  (0.012) (0.019) (0.038)  (0.034)    (0.031)
  Distributions from net realized gains         --      --      --   (0.000)*       --
------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00   $1.00   $1.00    $1.00      $1.00
------------------------------------------------------------------------------------
Total Return/(3)/                             1.18%   1.86%   3.83%    3.48%      3.18%
------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $1,932  $1,434    $908      $82       $312
------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                            0.23%   0.23%   0.23%    0.23%      0.23%
  Net investment income                       1.16    1.76    3.63     3.35       3.09
------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the Fund for the five years ended May 31, 2003. If the manager had not agreed to the fee waivers, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

              Per Share Decreases to              Expense Ratios
              Net Investment Income             Without Fee Waivers
        ---------------------------------- ----------------------------
         2003   2002   2001   2000   1999  2003  2002  2001  2000  1999
        ------ ------ ------ ------ ------ ----  ----  ----  ----  ----
Class A $0.001 $0.001 $0.001 $0.001 $0.002 0.32% 0.32% 0.35% 0.34% 0.39%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 * Amount represents less than $0.001 per share.


 35 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios ("Funds") of Smith Barney Institutional Cash Management Fund, Inc. ("Series") as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             /s/ KPMG LLP
New York, New York
July 10, 2003


 36 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)



Information about Directors and Officers

The business and affairs of the Cash, Government and Municipal Portfolios ("Funds") are managed under the direction of the Smith Barney Institutional Cash Management Fund, Inc. ("Series") Board of Directors. Information pertaining to the Directors and Officers of the Series is set forth below. The Statement of Additional Information includes additional information about Series' Directors and is available, without charge, upon request by calling the Series' transfer agent Citicorp Trust Bank, fsb. at 1-800-451-2010.

                                                                                   Number of
                                              Term of                             Portfolios
                                            Office* and         Principal         in the Fund     Other
                                Position(s)   Length          Occupation(s)         Complex   Directorships
                                 Held with    of Time          During Past        Overseen by    Held by
Name, Address and Age              Fund       Served           Five Years          Director     Director
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Non-Interested Directors:
Paul R. Ades                     Director      Since    Law Firm Paul R. Ades,        16          None
Paul R. Ades, PLLC                             1995     PLLC; Partner in Law Firm
181 West Main Street, Suite C                           of Murov & Ades, Esqs.
Babylon, NY 11702
Age 62

Herbert Barg                     Director      Since    Retired                       44          None
1460 Drayton Lane                              1994
Wynnewood, PA 19096
Age 79

Dwight B. Crane                  Director      Since    Professor, Harvard            50          None
Harvard Business School                        1995     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Frank G. Hubbard                 Director      Since    President of Avatar           16          None
Avatar International, Inc.                     1995     International, Inc.
87 Whittredge Road                                      (Business Development)
Summit, NJ 07901                                        (Since 1998); Vice
Age 65                                                  President of S&S
                                                        Industries (Chemical
                                                        Distribution) (1995-1998)

Jerome H. Miller                 Director      Since    Retired                       16          None
c/o R. Jay Gerken                              1995
CGM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 64

Ken Miller                       Director      Since    President of Young            16          None
Young Stuff Apparel Group, Inc.                1995     Stuff Apparel Group, Inc.
209 West 38th Street                                    (Since 1963)
New York, NY 10018
Age 61

 37 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

                                                                                     Number of
                                               Term of                              Portfolios
                                             Office* and         Principal          in the Fund     Other
                               Position(s)     Length          Occupation(s)          Complex   Directorships
                                Held with      of Time          During Past         Overseen by    Held by
Name, Address and Age             Fund         Served           Five Years           Director     Director
-------------------------------------------------------------------------------------------------------------

Interested Director:
R. Jay Gerken, CFA**         Chairman,          Since    Managing Director of           219         None
CGM                          President and      2002     Citigroup Global Markets
399 Park Avenue              Chief                       Inc. ("CGM"); Chairman,
4th Floor                    Executive                   President and Chief
New York, NY 10022           Officer                     Executive Officer of Smith
Age 52                                                   Barney Fund Management
                                                         LLC ("SBFM"), Travelers
                                                         Investment Adviser, Inc.
                                                         ("TIA") and Citi Fund
                                                         Management Inc.

Officers:
Lewis E. Daidone             Senior Vice        Since    Managing Director of           N/A         N/A
CGM                          President and      1995     CGM; Director and Senior
125 Broad Street, 11th Floor Chief                       Vice President of SBFM
New York, NY 10004           Administrative              and TIA
Age 45                       Officer

Richard L. Peteka            Chief Financial    Since    Director and Head of           N/A         N/A
CGM                          Officer and        2002     Internal Control for
125 Broad Street, 11th Floor Treasurer                   Citigroup Asset
New York, NY 10004                                       Management U.S. Mutual
Age 42                                                   Fund Administration from
                                                         1999-2002; Vice
                                                         President, Head of Mutual
                                                         Fund Administration and
                                                         Treasurer at Oppenheimer
                                                         Capital from 1996-1999

Julie P. Callahan, CFA       Vice President     Since    Vice President of CGM          N/A         N/A
CGM                          and                2002
399 Park Avenue              Investment
4th Floor                    Officer
New York, NY 10022
Age 30

Joseph P. Deane              Vice President     Since    Managing Director of           N/A         N/A
CGM                          and                1999     CGM; Investment Officer
399 Park Avenue              Investment                  of SBFM
4th Floor                    Officer
New York, NY 10022
Age 53

Martin R. Hanley             Vice President     Since    Managing Director of           N/A         N/A
CGM                          and                1996     CGM; Investment Officer
399 Park Avenue              Investment                  of SBFM
4th Floor                    Officer
New York, NY 10022
Age 37

Kaprel Ozsolak               Controller         Since    Vice President of CGM          N/A         N/A
CGM                                             2002
125 Broad Street, 11th Floor
New York, NY 10004
Age 37

 38 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

                                                                         Number of
                                        Term of                         Portfolios
                                      Office* and       Principal       in the Fund     Other
                          Position(s)   Length        Occupation(s)       Complex   Directorships
                           Held with    of Time        During Past      Overseen by    Held by
Name, Address and Age        Fund       Served         Five Years        Director     Director
-------------------------------------------------------------------------------------------------

Christina T. Sydor         Secretary     Since    Managing Director of      N/A          N/A
CGM                                      1995     CGM; General Counsel
300 First Stamford Place,                         and Secretary of SBFM
4th Floor                                         and TIA
Stamford, CT 06902
Age 52

--------
 * Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Series as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 39 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

 TAX INFORMATION (UNAUDITED)



For Federal tax purposes the Funds hereby designate for the fiscal year ended May 31, 2003:

   . A total of 0.11% of the dividends paid by the Cash Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

   . A total of 36.27% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

   . 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.


 40 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Annual Report
                                to Shareholders

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.



             DIRECTORS               INVESTMENT
             Paul R. Ades            MANAGER
             Herbert Barg            Smith Barney Fund
             Dwight B. Crane          Management LLC
             R. Jay Gerken, CFA
               Chairman              DISTRIBUTOR
             Frank G. Hubbard        Citigroup Global Markets, Inc.
             Jerome H. Miller
             Ken Miller              CUSTODIAN
                                     State Street Bank and
             OFFICERS                 Trust Company
             R. Jay Gerken, CFA
             President and           TRANSFER AGENT
             Chief Executive Officer Citicorp Trust Bank, fsb.
                                     125 Broad Street, 11th Floor
             Lewis E. Daidone        New York, New York 10004
             Senior Vice President
             and Chief               SUB-TRANSFER AGENT
             Administrative Officer  PFPC Global Fund Services
                                     P.O. Box 9699
             Richard L. Peteka       Providence, Rhode Island
             Chief Financial Officer 02940-9699
             and Treasurer

             Julie P. Callahan, CFA
             Vice President and
             Investment Officer

             Joseph P. Deane
             Vice President and
             Investment Officer

             Martin R. Hanley
             Vice President and
             Investment Officer

             Kaprel Ozsolak
             Controller

             Christina T. Sydor
             Secretary

  Smith Barney Institutional Cash Management Fund, Inc.





  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INSTITUTIONAL CASH
  MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2405 7/03                                                             03-5061

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Institutional Cash Management Fund, Inc.

Date: August 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Institutional Cash Management Fund, Inc.


Date: August 1, 2003

By:   /s/ Richard Peteka
      Chief Financial Officer of
      Smith Barney Institutional Cash Management Fund, Inc.

Date: August 1, 2003